Note 14 - Regulatory Capital Requirements and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Company:
Total risk-based capital	$188,841	12.71%	$118,878	>	8.0%	N/A		N/A
Tier 1 risk-based capital	167,475	11.27%	59,439	>	4.0%	N/A		N/A
Tier 1 leverage	167,475	8.13%	82,357	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,789	12.12%	$65,218	>	8.0%	$81,522		10.00%
Tier 1 risk-based capital	90,533	11.11%	32,609	>	4.0	48,913	>	6.00%
Tier 1 leverage	90,533	7.74%	46,784	>	4.0	58,480	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$55,736	12.87%	$34,652	>	8.0%	$43,315	>	10.00%
Tier 1 risk-based capital	50,297	11.61%	17,326	>	4.0	25,989	>	6.00%
Tier 1 leverage	50,297	8.49%	23,685	>	4.0	29,606	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,894	15.33%	$19,255	>	8.0%	$24,609	>	10.00%
Tier 1 risk-based capital	33,870	14.07%	9,628	>	4.0	14,441		6.00%
Tier 1 leverage	33,870	11.13%	12,177	>	4.0	15,221	>	5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2011:
Company:
Total risk-based capital	$191,419	13.84%	$110,686	>	8.0%	N/A		N/A
Tier 1 risk-based capital	169,360	12.24%	55,343	>	4.0%	N/A		N/A
Tier 1 leverage	169,360	8.70%	77,857	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,382	13.03%	$60,391	>	8.0%	$75,488	>	10.00%
Tier 1 risk-based capital	90,336	11.97%	30,195	>	4.0	45,293	>	6.00%
Tier 1 leverage	90,336	8.21%	44,009	>	4.0	55,012	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$56,312	14.44%	$31,198	>	8.0%	$38,998	>	10.00%
Tier 1 risk-based capital	51,415	13.18%	15,599	>	4.0	23,399	>	6.00%
Tier 1 leverage	51,415	9.02%	22,807	>	4.0	28,509	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,259	15.27%	$19,001	>	8.0%	$23,752	>	10.00%
Tier 1 risk-based capital	33,277	14.01%	9,501	>	4.0	14,251	>	6.00%
Tier 1 leverage	33,277	11.31%	11,770	>	4.0	14,713	>	5.00%